MEZZANINE EQUITY AND WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
MEZZANINE EQUITY AND WARRANT LIABILITIES
Schedule of fair value of the warrants calculated using the Black-Scholes pricing model

The fair value of the warrants as of December 31, 2021 were calculated using the Black-Scholes pricing model with the following assumptions:

	As of December 31, 2021
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	1.41%	0.24%	1.46%
Estimated volatility rate	45.82%	50.55%	46.99%
Dividend yield	0.00%	0.00%	0.00%
Spot price of underling ordinary share	1.14	1.14	1.14
Exercise price	$3.00	$3.00	$3.00
Fair value of warrant	$335	$3	$2